FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE OF FINANCIAL INSTRUMENTS
Schedule of estimated fair values of the company's financial instruments

		Fair Value Measurements at December 31, 2013 Using:
	Carrying Amount	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
Financial assets:
Cash and cash equivalents	$84,693,825	$84,693,825	$—	$—	$84,693,825
Interest-earning time deposits	1,766,493	—	1,766,493	—	1,766,493
Federal Home Loan Bank stock	2,887,763	—	—	—	N/A
Loans, net (excluding impaired loans at fair value)	369,995,351	—	—	369,987,191	369,987,191
Accrued interest receivable	1,551,258	—	546,692	1,004,566	1,551,258

Financial liabilities:
Non-interest bearing deposits	55,263,604	55,263,604	—	—	55,263,604
Interest-bearing deposits	447,276,088	319,716,842	128,515,854	—	448,232,696
Federal Home Loan Bank advances	13,980,005	—	14,114,389	—	14,114,389
Securities sold under agreement to repurchase	26,766,169	—	26,766,169	—	26,766,169
Subordinated debentures	4,000,000	—	4,000,000	—	4,000,000
Accrued interest payable	199,764	15,233	184,531	—	199,764

		Fair Value Measurements at December 31, 2012 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$71,414,598	$71,414,598	$—	$—	$71,414,598
Interest-earning time deposits	1,749,744	—	1,749,744	—	1,749,744
Federal Home Loan Bank stock	2,887,763	—	—	—	N/A
Loans, net (excluding impaired loans at fair value)	390,513,946	—	—	398,541,271	398,541,271
Accrued interest receivable	1,592,307	—	445,151	1,147,156	1,592,307

Financial liabilities:
Non-interest bearing deposits	60,330,245	60,330,245	—	—	60,330,245
Interest-bearing deposits	400,043,801	249,519,944	151,235,158	—	400,755,102
Federal Home Loan Bank advances	21,966,750	—	22,222,771	—	22,222,771
Securities sold under agreement to repurchase	34,494,579	—	34,494,579	—	34,494,579
Subordinated debentures	4,000,000	—	4,000,000	—	4,000,000
Accrued interest payable	284,270	27,481	256,789	—	284,270